Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Total	Ordinary shares [member]	Share capital [member]	Additional paid-in capital [member]	Treasury shares [member]	Retained earnings [member]	Foreign currency translation reserve [member]
Balance (in shares) at Dec. 31, 2022		89,215,121
Balance at Dec. 31, 2022	$ 888,213		$ 18	$ 824,832	$ (206,514)	$ 273,262	$ (3,385)
Statement Line Items [Line Items]
Net income	153,301					153,301
Other comprehensive income (loss)	(742)						(742)
Share-based compensation, net of tax	18,600					18,600
Issuance of shares upon exercise of equity awards (in shares)		1,068,509
Issuance of shares upon exercise of equity awards	394				394
Share repurchases (in shares)		(2,765,346)
Share repurchases	(32,695)				(32,695)
Dividends	(107,222)			(107,222)	0
Balance (in shares) at Dec. 31, 2023		87,518,284
Balance at Dec. 31, 2023	919,850		18	717,610	(238,815)	445,164	(4,127)
Statement Line Items [Line Items]
Net income	80,771					80,771	0
Other comprehensive income (loss)	(811)						(811)
Share-based compensation, net of tax	10,689					10,689
Issuance of shares upon exercise of equity awards (in shares)		961,870
Dividends	(70,398)			(70,398)
Balance (in shares) at Dec. 31, 2024		88,480,154
Balance at Dec. 31, 2024	940,100		18	647,212	(238,815)	536,623	(4,938)
Statement Line Items [Line Items]
Net income	108,282					108,282
Other comprehensive income (loss)	3,670						3,670
Share-based compensation, net of tax	29,830					29,830
Issuance of shares upon exercise of equity awards (in shares)		1,167,902
Dividends	(71,167)			(71,167)
Balance (in shares) at Dec. 31, 2025		89,648,056
Balance at Dec. 31, 2025	$ 1,010,716		$ 18	$ 576,046	$ (238,815)	$ 674,735	$ (1,268)